Event after reporting period	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Event after reporting period

32.	Event after reporting period

On February 11, 2025, the Group has entered into loan agreements and supplemental letters with the directors of the Group and the related companies which had previously provided loans to the Group’s operating subsidiaries, pursuant to which the directors and the related companies agreed that the Group would not be required to repay such loans until 24 months later.

The Group’s management has evaluated subsequent events up to the date the consolidated financial statements were issued, pursuant to the requirements of IAS10.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2024, 2023 and 2022